INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

10. Income Taxes

Income Tax (Recovery) Expense

($ millions)	2020	2019

Current:

Current year	(650)	1 524

Adjustments to current income tax of prior years	(9)	28

Deferred:

Origination and reversal of temporary differences	(973)	(819)

Adjustments in respect of deferred income tax of prior years	(52)	83

Changes in tax rates and legislation	(106)	(1 124)

Movement in unrecognized deferred income tax assets	12	(58)

Total income tax recovery	(1 778)	(366)

Reconciliation of Effective Tax Rate

The provision for income taxes reflects an effective tax rate that differs from the statutory tax rate. A reconciliation of the difference is as follows:

($ millions)	2020	2019

(Loss) earnings before income tax	(6 097)	2 533

Canadian statutory tax rate	24.96%	26.74%

Statutory tax	(1 522)	677

Add (deduct) the tax effect of:

Non-taxable component of capital gains	(45)	(146)

Share-based compensation and other permanent items	7	25

Assessments and adjustments	(58)	112

Impact of income tax rates and legislative changes(1)	(173)	(1 067)

Foreign tax rate differential	3	83

Movement in unrecognized deferred income tax assets	12	(58)

Other	(2)	8

Total income tax recovery	(1 778)	(366)

Effective tax rate	29.2%	(14.4)%

(1)

In the second quarter of 2019, the company recognized a deferred income tax recovery of $1.116 billion associated with the Government of Alberta's substantive enactment of legislation for the staged reduction of the corporate income tax rate from 12% to 8%. The deferred income tax recovery of $1.116 billion was comprised of $910 million recovery in the Oil Sands segment, $88 million recovery in the Refining and Marketing segment, $70 million recovery in the Exploration and Production segment, and $48 million recovery in the Corporate and Eliminations segment.

Deferred Income Tax Balances

The significant components of the company's deferred income tax (assets) liabilities and deferred income tax expense (recovery) are comprised of the following:

	Deferred Income Tax (Recovery) Expense		Deferred Income Tax Liability (Asset)

($ millions)	2020	2019	December 31 2020	December 31 2019

Property, plant and equipment	(1 084)	(2 348)	11 963	12 814

Decommissioning and restoration provision	21	259	(2 304)	(2 092)

Employee retirement benefit plans	34	32	(605)	(576)

Tax loss carry-forwards	(20)	16	(176)	(156)

Other	(70)	123	(120)	(23)

Net deferred income tax recovery and liability	(1 119)	(1 918)	8 758	9 967

Change in Deferred Income Tax Balances

($ millions)	2020	2019

Net deferred income tax liability, beginning of year	9 967	11 917

Recognized in deferred income tax recovery	(1 119)	(1 918)

Recognized in other comprehensive income	(62)	(23)

Foreign exchange, acquisition and other	(28)	(9)

Net deferred income tax liability, end of year	8 758	9 967

Deferred Tax in Shareholders' Equity

($ millions)	2020	2019

Deferred Tax in Other Comprehensive Income

Actuarial loss on employment retirement benefit plans	(62)	(23)

Total income tax recovery reported in equity	(62)	(23)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit is probable based on estimated future earnings. Suncor has not recognized a $78 million (2019 – $87 million) deferred income tax asset on $640 million (2019 – $715 million) of capital losses related to unrealized foreign exchange on U.S. dollar denominated debt, which can only be utilized against future capital gains.

No deferred tax liability has been recognized at December 31, 2020, on unremitted net earnings of foreign subsidiaries, as the company is able to control the timing and amount of distributions and is not expected to incur any taxes associated with future distributions.